UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 02/28

Date of reporting period: 08/31/20

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2020

Invesco Senior Loan Fund

Nasdaq:
A: VSLAX ∎ C: VSLCX ∎ Y: VSLYX ∎ IB: XPRTX ∎ IC: XSLCX

2	Letters to Shareholders

3	Fund Performance

5	Schedule of Investments

28	Financial Statements

32	Financial Highlights

33	Notes to Financial Statements

43	Fund Expenses

44	Approval of Investment Advisory and Sub-Advisory Contracts

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                         Invesco Senior Loan Fund

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/29/20 to 8/31/20, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.99%

Class C Shares	-3.19

Class Y Shares	-2.70

Class IB Shares	-2.86

Class IC Shares	-2.94
Credit Suisse Leveraged Loan Index▼ (Style-Specific Index)	-0.68
Source(s): ▼Bloomberg L.P.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated, non-investment grade loans.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

3                         Invesco Senior Loan Fund

Average Annual Total Returns
As of 8/31/20, including maximum applicable sales charges
Class A Shares
Inception (2/18/05)	2.88%
10 Years	4.52
5 Years	2.64
1 Year	-6.22

Class C Shares
Inception (2/18/05)	2.35%
10 Years	4.09
5 Years	2.57
1 Year	-4.54

Class Y Shares
Inception (11/08/13)	3.17%
5 Years	3.60
1 Year	-2.64

Class IB Shares
Inception (10/4/89)	4.62%
10 Years	5.07
5 Years	3.56
1 Year	-2.81

Class IC Shares
Inception (6/13/03)	3.84%
10 Years	4.94
5 Years	3.41
1 Year	-2.95

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 3.25% sales charge. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB shares and Class IC shares are not continuously offered and have no early withdrawal charges. Class Y shares do not have a front-end sales charge or a CDSC, therefore performance is at net asset value. Class Y shares do not have early withdrawal charges.

    The performance of the Fund’s share classes will differ primarily due to dif-

ferent sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                         Invesco Senior Loan Fund

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–101.23%(b)(c)
Aerospace & Defense–4.81%
Atlantic Aviation FBO, Inc., Term Loan (d)	-	12/06/2025		$1,088	$1,070,575

Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.81%	04/08/2026		1,955	1,746,357

Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.81%	04/08/2026		1,051	938,902

Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		1,629	1,541,676

IAP Worldwide Services, Inc.
Revolver Loan (3 mo. USD LIBOR + 5.50%)
(Acquired 08/05/2014-02/08/2019; Cost $1,946,523)(e)	0.00%	07/18/2021		195	194,652

Revolver Loan(e)(f)	0.00%	07/18/2021		1,752	1,751,870

Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)
(Acquired 07/18/2014-02/08/2019; Cost $1,988,778)(e)	8.00%	07/18/2021		2,147	2,146,771

Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	10/04/2024		1,650	1,602,046

Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		852	845,113

Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	05/30/2025		653	642,839

TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.41%	05/30/2025		4,744	4,514,026

Term Loan F (1 mo. USD LIBOR + 2.25%)	2.41%	12/09/2025		3,886	3,695,655

Term Loan G (1 mo. USD LIBOR + 2.25%)	2.41%	08/22/2024		631	600,822

Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	03/08/2025		218	210,999

Xebec Global Holdings LLC, Term Loan (1 wk. USD LIBOR + 5.25%)
(Acquired 04/04/2019-08/13/2019; Cost $1,455,068)(e)	6.25%	02/12/2024		1,461	1,455,301

					22,957,604

Air Transport–2.52%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2025		31	19,489

Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		1,093	1,058,504

Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		1,149	1,086,537

Delta Air Lines, Inc.
Delayed Draw Term Loan(d)(e)	-	03/16/2021		3,736	3,605,729

Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		2,604	2,602,617

eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	411	407,470

JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		783	782,498

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		2,364	2,392,362

WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		51	42,814

					11,998,020

Automotive–3.41%
American Axle & Manufacturing, Inc., Term Loan B (d)	-	04/06/2024		1,191	1,164,000

Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	5.91%	05/22/2025		1,286	1,231,679

Belron Finance US LLC, Incremental Term Loan (3 mo. USD LIBOR + 2.50%)	2.77%	10/30/2026		159	156,903

Dayco Products LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	4.51%	05/19/2023		672	430,430

Garrett Borrowing LLC
Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	09/27/2025	EUR	101	110,439

Term Loan B (3 mo. USD LIBOR + 3.25%)	3.54%	09/27/2025		414	376,911

Goodyear Tire & Rubber Co. (The), Second Lien Term Loan(d)	-	03/03/2025		365	352,367

IAA Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.44%	06/28/2026		751	743,503

Mavis Tire Express Services Corp., Term Loan (3 mo. USD LIBOR + 3.25%)	3.56%	03/20/2025		1,266	1,221,402

Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.66%	11/06/2024		42	41,671

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Automotive–(continued)
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	04/30/2026		$1,907	$1,874,853

Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	05/22/2024		925	859,916

Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.16%	10/01/2025		2,612	2,342,993

ThermaSys Corp.
PIK Term Loan, 12.00% PIK Rate
(Acquired 12/31/2018-06/30/2020; Cost $116,730)(e)(g)	12.00%	10/02/2023		117	101,555

Term Loan
(Acquired 12/31/2018-03/31/2020; Cost $761,263)(d)	-	01/01/2024		650	617,178

TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	06/30/2022		268	264,130

Transtar Holding Co.
Delayed Draw Term Loan(e)(f)	0.00%	04/11/2022		170	170,809

First Lien Term Loan (2 mo. USD LIBOR + 4.25%)(e)	5.50%	04/11/2022		2,134	2,005,723

PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate(e)(g)	7.75%	04/11/2022		814	817,825

Visteon Corp., Term Loan(d)	-	03/25/2024		85	82,529

Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	02/05/2026		600	578,570

Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.45%	04/04/2025		735	705,991

					16,251,377

Beverage & Tobacco–0.60%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)(e)	4.32%	12/13/2023		1,092	1,059,265

First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)
(Acquired 07/02/2019; Cost $197,305)(e)	5.32%	12/13/2023		201	197,305

First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)
(Acquired 10/02/2019; Cost $126,700)(e)	5.34%	12/13/2023		134	130,701

First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)(e)	4.32%	12/13/2023		1,493	1,448,484

					2,835,755

Building & Development–2.34%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025		837	841,402

Advanced Drainage Systems, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	09/30/2026		541	538,429

American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	01/15/2027		2,034	1,987,379

Apcoa Parking Holdings GmbH (Germany)
Term Loan B	3.75%	03/20/2024	EUR	942	1,056,623

Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR	125	147,345

Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	01/02/2025		12	11,114

Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	170	200,628

Foncia Groupe SAS (France), Term Loan B-3 (3 mo. EURIBOR + 3.00%)	3.25%	09/07/2023	EUR	377	441,640

Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023		423	417,339

LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan C-1(d)	-	09/30/2026	EUR	409	470,863

Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR	356	401,668

Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.66%	11/15/2023		857	837,140

Quimper AB (Sweden), Second Lien Term Loan (6 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR	309	358,058

Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)(e)	3.50%	12/15/2023		2,280	2,279,981

Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025		154	147,119

TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(e)	3.41%	05/29/2026		106	105,838

Werner FinCo L.P., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.00%	07/24/2024		930	908,654

					11,151,220

Business Equipment & Services–9.55%
Allied Universal Holdco LLC, Term Loan (d)	-	07/10/2026		220	219,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Business Equipment & Services–(continued)
Alorica, Inc.
Delayed Draw Term Loan (Acquired 04/28/2020; Cost $647,658)(d)(e)	-	10/02/2020	$ 201	$199,898

Delayed Draw Term Loan (1 mo. PRIME + 6.50%)(e)(f)	0.00%	10/02/2020	447	443,713

PIK Term Loan, 1.13% PIK Rate, 8.00% Cash Rate(g)	8.00%	06/30/2022	469	385,346

Term Loan B (3 mo. PRIME + 3.25%)	6.50%	10/02/2020	648	644,015

Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026	236	216,919

Blucora, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	05/22/2024	928	916,836

Brightview Landscapes LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	08/15/2025	320	315,330

Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	10/30/2026	1,642	1,616,987

Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.91%	02/09/2026	433	410,086

Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(e)(g)	9.50%	08/15/2023	478	112,317

Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023	318	195,415

CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 08/03/2018; Cost $71,310)	7.41%	08/08/2026	72	64,664

Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)(e)	11.00%	07/26/2023	257	254,026

Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027	2,324	2,321,522

Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(e)	9.00%	03/06/2028	677	675,804

Term Loan (1 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR 328	381,948

Dream Secured Bondco AB (Sweden), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/06/2026	EUR 149	177,540

Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	02/08/2026	566	565,834

FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.91%	08/02/2024	524	515,795

Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.93%	10/30/2026	765	765,230

GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.16%	04/16/2025	732	700,550

Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)(e)	9.16%	04/16/2026	375	346,837

GlobalLogic Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.91%	08/01/2025	3	3,152

Term Loan B-2(d)(e)	-	08/13/2027	687	685,751

Holding Socotec (France), Term Loan B-4 (1 wk. EURIBOR + 4.00%)	4.00%	07/29/2024	EUR 346	391,359

I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.00%)	3.82%	12/21/2024	129	125,876

INDIGOCYAN Midco Ltd. (Jersey), Term Loan B(e)	5.13%	06/23/2024	GBP 440	511,325

Inmar, Inc., First Lien Term Loan(d)	-	05/01/2024	244	229,767

Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(e)	5.57%	03/05/2026	1,024	1,003,272

Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 03/05/2019; Cost $679,966)(e)	9.57%	03/05/2027	701	655,431

ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	5.07%	11/21/2024	329	322,560

KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.25%)	2.44%	09/15/2026	1,226	1,191,881

Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	07/23/2021	609	580,980

First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	07/23/2021	428	407,838

KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	02/05/2027	1,359	1,356,640

Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024	4,269	3,251,268

Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024	3,005	2,922,598

Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	11/18/2026	1,656	1,606,578

Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026	3,590	3,582,870

Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025	194	179,616

Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.66%	11/08/2024	170	163,470

Refinitiv US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	10/01/2025	284	281,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Business Equipment & Services–(continued)
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	10/30/2026	$ 298	$294,618

Speedster Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/14/2027	EUR 790	912,689

Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022	4,041	3,951,593

Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	06/30/2025	1,792	1,804,570

Techem GmbH (Germany), Term Loan B-4 (3 mo. EURIBOR + 2.88%)	2.63%	07/15/2025	EUR 132	155,296

Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.91%	11/16/2026	172	168,682

Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	5.00%	05/21/2026	2,007	1,999,637

Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.56%	02/28/2025	828	810,531

Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022	877	856,023

First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022	120	116,710

West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.50%	10/10/2024	732	652,392

Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024	106	94,850

WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.41%	05/17/2026	1,893	1,837,877

				45,554,858

Cable & Satellite Television–4.93%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.91%	07/15/2025	493	472,044

Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	01/31/2026	119	113,937

Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.16%	01/03/2025	2,424	2,358,202

Charter Communications Operating LLC, Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.91%	04/30/2025	11	11,082

CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.41%	01/15/2026	582	563,323

Term Loan (1 mo. USD LIBOR + 2.25%)	2.41%	07/17/2025	978	947,226

Term Loan (1 mo. USD LIBOR + 2.50%)	2.66%	04/15/2027	234	227,136

ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.19%	12/18/2024	990	968,570

Numericable-SFR S.A. (France), Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.75%	08/14/2026	420	415,819

Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.16%	04/15/2028	3,447	3,330,369

UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.41%	04/30/2028	1,000	975,380

Term Loan B-1(d)	-	01/31/2029	EUR 135	159,305

Term Loan B-1(d)	-	01/31/2029	EUR 1,811	1,793,234

Term Loan B-2(d)	-	01/31/2029	EUR 135	159,305

Term Loan B-2(d)	-	01/31/2029	1,811	1,798,668

Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	2.66%	01/31/2028	6,937	6,770,504

Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.66%	04/15/2028	2,414	2,340,805

Ziply (Northwest) Fiber, Term Loan B(d)	-	04/30/2027	106	106,513

				23,511,422

Chemicals & Plastics–3.50%
Aruba Investments, Inc.
Term Loan (6 mo. EURIBOR + 4.25%)	4.25%	07/01/2025	EUR 94	111,842

Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	07/07/2025	134	133,816

Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.25%	08/27/2026	2,424	2,418,593

BASF Construction Chemicals (Germany), Term Loan B-1(d)	-	07/30/2027	EUR 176	209,042

Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	05/16/2024	323	318,356

First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	05/16/2024	78	77,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
Colouroz Investment LLC (Germany)
First Lien Term Loan(d)	-	09/21/2023	EUR 223	$236,600

First Lien Term Loan B-2(d)	-	09/21/2023	$ 227	204,097

First Lien Term Loan B-4(d)	-	09/06/2021	EUR 7	7,921

First Lien Term Loan B-5(d)	-	09/07/2021	EUR 9	9,839

First Lien Term Loan C(d)	-	09/21/2023	37	33,383

Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025	245	245,357

H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	10/20/2024	86	84,295

Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR 245	283,220

Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	2.21%	03/31/2024	3	2,839

Inovyn Finance PLC (United Kingdom), Term Loan B (3 mo. EURIBOR + 2.00%)	2.50%	02/25/2027	EUR 415	483,188

Invictus US NewCo LLC
First Lien Term Loan	3.16%	03/28/2025	891	857,373

Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	6.91%	03/30/2026	379	318,539

KPEX Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.07%	01/31/2026	149	116,027

Term Loan (3 mo. USD LIBOR + 3.25%)	4.32%	01/31/2025	340	302,724

Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.31%	06/30/2027	707	705,035

Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.81%	03/02/2026	3,726	3,661,430

Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(e)	3.81%	11/14/2025	510	479,757

Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.69%	10/14/2024	1,128	1,103,797

Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR 147	159,257

Term Loan B (1 mo. USD LIBOR + 4.75%)	5.82%	02/27/2026	408	365,930

PQ Corp.
Term Loan B(d)	-	02/07/2027	1,038	1,036,018

Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.51%	02/07/2027	409	401,464

Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	10/01/2025	2,109	2,057,491

Univar, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.00%)	2.16%	07/01/2026	293	285,390

				16,709,686

Clothing & Textiles–0.88%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	09/27/2024	98	96,640

Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024	146	144,959

International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.37%	05/01/2024	223	166,210

Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(e)	4.42%	05/17/2026	354	350,039

Mascot Bidco Oy (Finland)
Term Loan B	4.50%	03/30/2026	EUR 724	770,183

Term Loan B-2(d)	-	03/30/2026	EUR 220	246,199

Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025	2,423	2,377,334

Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	04/25/2025	29	27,174

				4,178,738

Conglomerates–0.53%
APi Group DE, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	2.66%	09/30/2026	1,779	1,752,032

Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025	378	356,351

First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025	259	245,676

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026	192	162,350

				2,516,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–3.65%
Berlin Packaging LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	3.31%	11/07/2025		$ 83	$80,605
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.31%	11/07/2025		648	631,458
Berry Global, Inc.
Term Loan W (3 mo. USD LIBOR + 2.00%)	2.16%	10/01/2022		670	663,030
Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.16%	07/01/2026		5,936	5,772,102
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	3.52%	04/03/2024		181	172,459
Consolidated Container Co. LLC
First Lien Term Loan(d)	-	05/22/2024		83	82,613
Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	06/14/2026		686	678,581
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(e)	5.00%	03/21/2024		2,474	2,316,783
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	3.55%	06/29/2025		1,781	1,717,718
Term Loan (3 mo. USD LIBOR + 3.25%)	4.00%	12/29/2023		21	20,100
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.20%	10/19/2023		259	251,856
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.52%	10/21/2024		166	154,600
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027		367	366,787
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		1,277	1,062,755
Keter Group B.V. (Netherlands)
Term Loan B-1	5.25%	10/31/2023	EUR	1,131	1,245,564
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	732	806,056
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	326	368,439
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/30/2022		302	294,069
Libbey Glass, Inc.
DIP Term Loan (1 mo. USD LIBOR + 11.00%)
(Acquired 06/03/2020; Cost $88,522)(e)(h)	12.00%	01/01/2021		90	96,438
DIP Term Loan(e)(h)	0.00%	01/01/2021		2	2,688
PIK Term Loan 5.75% PIK Rate(g)(h)(i)	5.75%	04/09/2021		329	57,894
Refresco Group N.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	145	171,316
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	10/17/2024		196	193,222
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	10/17/2024	EUR	154	179,487
					17,386,620

Cosmetics & Toiletries–1.13%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	09/26/2024		1,323	1,292,178
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.91%	09/26/2025		812	788,108
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.06%	08/11/2025		468	202,073
Coty, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	04/05/2025		2,750	2,431,754
Term Loan B(d)	-	04/07/2025	EUR	177	193,328
KDC/One (Canada), Term Loan(d)	-	12/22/2025	EUR	54	63,378
Parfums Holding Co., Inc., First Lien Term Loan(d)	-	06/30/2024		88	86,844
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	294	343,416
					5,401,079

Drugs–1.19%
Bausch Health Americas, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	11/27/2025		2,573	2,527,819
Term Loan (1 mo. USD LIBOR + 3.00%)	3.18%	06/02/2025		2,041	2,011,117
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.25%	05/17/2026		32	31,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Drugs–(continued)
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		$ 1,053	$1,018,653
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.11%	11/15/2027		68	67,048
					5,656,427
Ecological Services & Equipment–0.56%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.00%	11/10/2023		44	43,835
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		693	647,642
GFL Environmental, Inc. (Canada), Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/30/2025		803	801,016
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025		165	161,717
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026		105	93,994
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.81%	02/06/2026		619	600,541
US Ecology, Inc., Term Loan(e)	2.66%	08/14/2026		150	147,987
WCA Waste Systems, Inc., Term Loan(d)	-	08/11/2023		151	150,517
					2,647,249
Electronics & Electrical–11.53%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	09/19/2025		58	59,081
Boxer Parent Co., Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	4.41%	10/02/2025		678	667,423
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	10/02/2025	EUR	128	151,147
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.16%	04/18/2025		352	347,304
Cision Ltd.
Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	02/01/2027	EUR	378	430,099
Term Loan (3 mo. USD LIBOR + 3.75%)	4.06%	02/01/2027		941	909,172
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	04/06/2026		2,202	2,163,395
Cornerstone OnDemand, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.43%	04/22/2027		615	614,586
Dedalus Finance GmbH (Germany), Term Loan B(d)	-	07/16/2027	EUR	618	722,588
Diebold Nixdorf, Inc.
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.94%	11/06/2023		1,244	1,203,855
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	617	695,464
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	05/06/2026		914	877,892
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		480	453,118
Go Daddy Operating Co. LLC
Term Loan B(d)	-	08/12/2027		2,240	2,227,317
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.91%	02/15/2024		1,288	1,268,780
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025		234	234,093
IGT Holding IV AB (Sweden)
Term Loan B (2 mo. EURIBOR + 3.75%)	3.75%	07/29/2024	EUR	281	323,978
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	07/29/2024		1,040	1,003,469
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		562	540,831
Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		48	47,568
Informatica Corp.
Term Loan (EUR001M + 3.50%)	3.25%	02/26/2027	EUR	539	623,895
Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	02/26/2027		505	496,032
ION Corp.
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR	681	786,868
Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	10/02/2025		399	396,665
LogMeIn, Term Loan B(d)	-	08/28/2027		3,071	2,999,761
Marcel Bidco LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.41%	03/11/2025		239	233,938
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.00%	05/08/2025		1,589	1,596,603
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.91%	09/30/2024		69	68,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		$ 590	$585,637
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	03/06/2026		938	934,046
MTS Systems Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	4.00%	07/05/2023		244	243,308
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.07%	04/29/2026		1,429	1,214,453
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.66%	08/28/2026		1,539	1,498,957
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.57%	08/08/2024		1,661	1,567,234
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	5.57%	08/08/2024		565	538,823
Oberthur Technologies of America Corp., Term Loan B	3.75%	01/10/2024	EUR	1,000	1,136,594
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	3.05%	03/23/2025		1,284	1,258,471
ON Semiconductor Corp., Term Loan B-4 (3 mo. USD LIBOR + 2.00%)	2.16%	09/19/2026		1,620	1,599,921
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	05/30/2025		48	47,623
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		417	327,202
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		1,800	1,577,950
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.25%	01/02/2025		1,219	1,067,052
Project Leopard Holdings, Inc.
Incremental Term Loan	5.25%	07/07/2023		870	858,584
Term Loan (6 mo. USD LIBOR + 4.50%)	5.50%	07/07/2023		397	392,136
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.51%	05/16/2025		3,561	3,498,161
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.16%	05/29/2026		242	230,502
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		2,796	2,498,996
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.66%	10/31/2025		1,193	1,169,133
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	8.16%	11/02/2026		180	154,604
Science Applications International Corp., Incremental Term Loan B(d)	-	03/30/2027		598	596,164
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.83%	03/05/2027		407	398,309
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.91%	04/16/2025		495	481,625
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.91%	04/16/2025		347	338,375
Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.91%	04/16/2025		2,013	1,961,515
STG-Fairway Acquisitions, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.32%	01/21/2027		451	436,217
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.25%	09/29/2023		508	503,897
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.91%	06/30/2026		480	466,613
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.66%	09/28/2024		817	802,900
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.91%	05/04/2026		1,923	1,912,618
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		68	69,258
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026		275	275,507
Veritas US, Inc.
Term Loan (3 mo. EURIBOR + 4.50%)	4.02%	01/27/2023	EUR	97	114,295
Term Loan B-1(d)	-	08/13/2025	EUR	106	124,360
VS Buyer LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	02/19/2027		16	15,507
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)(e)	5.75%	02/18/2027		999	981,464
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.16%	06/02/2025		989	969,316
					54,990,737

Equipment Leasing–0.25%
Boels Topholding B.V. (Netherlands), Term Loan B (d)	-	06/02/2027	EUR	388	451,253
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	2.06%	10/06/2023		704	687,308
Irel AcquiCo Gmbh (Germany), First Lien Incremental Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	05/29/2026	EUR	62	72,382
					1,210,943

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–1.33%
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	07/19/2025		$233	$226,608
Evergood 4 APS (Denmark), Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR	321	380,382
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024		98	100,818
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.02%	02/10/2027		380	379,705
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	11/12/2026		382	375,302
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023		2,937	2,845,486
RPI 2019 Intermediate Finance Trust, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	02/11/2027		1,555	1,551,593
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	423	485,201
Stiphout Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	10/26/2023		22	19,998
					6,365,093

Food Products–4.13%
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026		877	871,563
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan(d)	-	02/07/2027	EUR	231	265,248
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)(e)	2.91%	03/31/2025		218	211,679
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	01/04/2022		1,901	1,784,735
Dole Food Co., Inc., Term Loan B(d)	-	04/06/2024		1,653	1,640,080
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.75%	01/28/2028	EUR	62	74,245
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)(e)	5.91%	01/29/2028		441	437,849
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.41%	01/29/2027		902	870,807
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		171	170,587
Term Loan (1 mo. USD LIBOR + 3.69%)	3.84%	05/23/2025		3,060	2,982,595
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	3.07%	05/01/2026		6,528	6,364,323
Manna Pro Products LLC
Delayed Draw Term Loan (Acquired 05/30/2019; Cost $269,502)(e)	0.00%	12/08/2023		218	195,319
Delayed Draw Term Loan(e)(f)	0.00%	12/08/2023		54	48,322
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $902,442)(e)	7.00%	12/08/2023		912	815,844
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	2.41%	05/15/2024		856	836,662
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.75%	06/30/2022		246	245,410
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/31/2022		1,403	1,405,595
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR	427	495,145
					19,716,008

Food Service–3.72%
Aramark Services, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.91%	01/15/2027		553	529,810
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025		403	366,375
Euro Garages (Netherlands)
Term Loan	5.07%	02/06/2025		38	37,263
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025		445	433,093
Term Loan B	4.00%	02/07/2025	EUR	700	807,615
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.48%	02/07/2025	GBP	542	699,574
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.91%	07/20/2025		816	780,101
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.91%	11/19/2026		11,412	11,012,459
NPC International, Inc., Second Lien Term Loan(h)(i)	0.00%	04/18/2025		240	18,265
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.07%	08/15/2026		177	170,474
Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	06/27/2023		1,902	1,838,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		$1,040	$1,039,687
					17,733,644

Health Care–3.31%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.66%	02/11/2022		240	238,778
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.66%	02/16/2023		655	650,500
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/10/2025	EUR	379	441,900
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.82%	02/11/2026		667	662,776
Biogroup-LCD (France)
First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR	446	510,875
Term Loan(d)	-	04/25/2026	EUR	242	281,074
Term Loan B	4.25%	04/25/2026	EUR	290	335,171
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.91%	08/12/2026		781	766,479
Dentalcorp Perfect Smile ULC (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		24	22,709
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	06/08/2026		655	582,396
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR	199	228,519
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		400	399,575
EyeCare Partners LLC
Delayed Draw Term Loan(f)	0.00%	02/05/2027		13	12,103
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.82%	02/05/2027		55	51,742
Financiere Mendel (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR	1,257	1,496,675
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024		29	28,264
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	10/27/2022		90	89,587
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.66%	08/06/2026		1,114	1,111,395
IQVIA, Inc.
Incremental Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	1.91%	01/17/2025		371	364,086
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.91%	03/07/2024		53	51,937
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.06%	06/11/2025		18	17,668
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	918	1,037,789
MED ParentCo L.P.
Delayed Draw Term Loan(d)	-	08/31/2026		0	6
Delayed Draw Term Loan(f)	0.00%	09/25/2020		3	3
Milano Acquisition Corp., Term Loan B(d)	-	08/13/2027		1,349	1,341,922
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.57%	08/21/2026	GBP	172	223,022
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	06/30/2025		237	229,037
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	1,729	1,397,611
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	07/23/2026		1,396	1,394,843
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024		5	4,821
Terveys-ja hoivapalvelut Suomi Oy (Finland), Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR	333	355,976
Unilabs Diagnostics AB (Sweden), Revolver Loan(e)(f)	0.00%	04/01/2021	EUR	769	863,665
Upstream Newco, Inc., Term Loan (3 mo. USD LIBOR + 4.50%) (Acquired 10/24/2019; Cost $297,900)	4.66%	10/22/2026		299	283,679
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.66%	08/27/2025		324	322,636
					15,799,219

Home Furnishings–1.10%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.66%	08/05/2024		238	235,125
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR	388	282,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		$486	$484,744
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		1,826	1,483,356
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.32%	06/15/2025		1,169	1,110,910
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	09/25/2024		1,407	1,367,094
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025		330	303,547
					5,267,369

Industrial Equipment–2.63%
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR	359	404,741
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.16%	10/01/2025		65	63,745
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024		200	195,574
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	01/31/2024		17	17,024
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.93%	06/27/2026		415	389,638
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	5.36%	04/16/2026		339	324,052
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023		52	50,631
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024		137	133,877
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024		272	265,325
Gardner Denver, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.91%	03/01/2027		872	865,192
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.91%	03/31/2027		591	575,119
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.91%	03/01/2027		1,963	1,909,764
Term Loan B-2 (3 mo. EURIBOR + 2.00%)	2.00%	03/01/2027	EUR	105	123,831
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	12/13/2026		25	24,872
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(e)	2.31%	01/02/2027		427	418,245
Kantar (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	12/04/2026	EUR	434	498,055
Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.75%	12/04/2026	EUR	266	305,266
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025		854	849,391
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%) (Acquired 02/26/2018; Cost $416,622)(e)	5.00%	03/08/2025		419	295,194
Robertshaw US Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		388	226,549
S2P Acquisiton Borrower, Inc., First Lien Term Loan(d)	-	08/14/2026		483	477,632
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)(e)	3.50%	01/31/2024		108	106,551
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B(d)	-	06/30/2027	EUR	227	269,298
Term Loan B(d)	-	06/30/2027		3,800	3,776,009
					12,565,575

Insurance–0.42%
Financiere CEP (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	06/18/2027	EUR	373	444,977
Frontdoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	08/16/2025		307	302,006
HUB International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	3.26%	04/25/2025		18	17,611
Ryan Specialty Group LLC, Term Loan(d)	-	07/23/2027		990	987,885
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	12/31/2025		279	270,104
					2,022,583

Leisure Goods, Activities & Movies–3.72%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		3,510	3,421,109
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.08%	04/22/2026		361	277,552
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2023		1,950	1,952,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Crown Finance US, Inc.
Term Loan(d)	-	02/28/2025	EUR	123	$100,545
Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025		$1,093	863,646
Term Loan (3 mo. USD LIBOR + 2.50%)	3.57%	09/20/2026		1,836	1,427,027
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023		587	570,406
Dorna Sports S.L. (Spain)
Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	3.36%	04/12/2024		1,012	949,101
Term Loan B-2(d)	-	05/03/2024	EUR	116	132,262
Fitness International LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.32%	04/18/2025		284	165,543
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.75%)	4.75%	06/26/2025	EUR	455	480,935
Term Loan B-2 (6 mo. EURIBOR + 4.75%)	4.75%	06/26/2025	EUR	274	289,200
Lakeland Tours LLC
DIP Term Loan (1 mo. USD LIBOR + 12.00%)(e)(h)	13.25%	01/20/2021		131	128,999
Term Loan(h)(i)	5.25%	12/16/2024		794	415,378
Live Nation Entertainment, Inc., Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.94%	10/19/2026		106	98,900
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/25/2027	EUR	620	700,201
Merlin Entertainments PLC (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR	333	364,664
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.32%	11/12/2026		39	36,075
Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.32%	10/16/2026		5	4,741
Parques Reunidos (Spain)
Incremental Term Loan B-2(d)	-	09/27/2026	EUR	580	657,607
Term Loan B-1	3.75%	09/27/2026	EUR	807	802,667
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.16%	02/22/2024		57	53,391
Seaworld Parks & Entertainment, Inc., Term Loan B-5(d)	-	04/01/2024		686	644,826
UFC Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026		221	218,842
USF S&H HoldCo LLC
Delayed Draw Term Loan (Acquired 12/02/2019; Cost $532,797)(e)	1.42%	11/26/2024		82	61,449
Delayed Draw Term Loan(e)(f)	0.00%	09/23/2020		453	340,157
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 12/02/2019; Cost $175,882)(e)	0.00%	11/26/2024		170	127,224
Revolver Loan(e)(f)	0.00%	11/26/2024		9	6,696
Term Loan A (Acquired 12/02/2019; Cost $3,131,636)(e)	6.50%	11/26/2024		3,179	2,384,494
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	85	79,719
					17,756,254

Lodging & Casinos–4.03%
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		891	895,095
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	387	388,189
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	1,579	1,661,868
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.70%	06/30/2025		1,226	1,192,316
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	12/23/2024		5,269	4,966,944
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		1,096	1,042,613
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	09/18/2026		31	29,600
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	2.16%	11/30/2023		58	56,661
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	06/22/2026		605	584,032
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 2.50%)	2.66%	05/29/2026		882	857,883
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.00%	10/15/2025		104	100,634
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.91%	08/14/2024		57	53,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.81%	07/10/2025		$2,392	$2,398,423
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		2,693	2,559,110
Tackle Group S.a.r.l. (Luxembourg), Incremental Term Loan (3 mo. EURIBOR + 4.00%)	3.75%	08/14/2024	EUR	1,129	1,330,503
Twin River Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.91%	05/10/2026		747	711,515
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.93%	12/20/2024		367	354,454
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	05/30/2025		15	14,213
					19,197,399

Nonferrous Metals & Minerals–0.72%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/21/2025		584	584,109
Covia Holdings Corp., Term Loan(h)(i)	8.25%	06/01/2025		1,270	887,711
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	01/28/2022		1,068	931,520
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	01/30/2023		15	8,770
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		889	888,744
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025		153	124,233
					3,425,087

Oil & Gas–4.88%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024		697	535,137
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	3.81%	09/30/2024		2,721	2,679,575
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/21/2025		1,068	788,271
California Resources Corp.
Jr. DIP Term Loan(d)(e)	-	01/23/2021		840	855,937
Term Loan(i)	0.00%	12/31/2021		1,137	37,417
Term Loan(i)	0.00%	12/31/2022		1,418	538,222
Centurion Pipeline Co. LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	09/29/2025		418	403,043
Term Loan B-1(d)(e)	-	09/29/2025		431	418,318
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.66%	03/06/2023		1,969	1,296,535
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025		1,136	807,242
Fieldwood Energy LLC
DIP Delayed Draw Term Loan(e)	0.00%	08/04/2021		144	147,925
DIP Term Loan(e)(f)	0.00%	08/04/2021		1,331	1,331,324
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)(i)	0.00%	04/11/2022		9,313	2,338,309
Second Lien Term Loan(i)	0.00%	04/11/2023		2,764	4,229
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024		1,015	557,425
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		1,194	577,348
Lower Cadence Holdings LLC, Term Loan	4.16%	05/22/2026		179	166,100
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025		732	625,618
McDermott International Ltd.
LOC(e)(f)	0.00%	06/30/2024		2,136	1,954,541
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.16%	06/30/2024		92	82,459
Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	06/30/2025		476	389,121
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	09/29/2025		160	156,118
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		1,406	1,299,380
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 7.50%)(e)	8.50%	07/31/2022		1,501	1,321,040
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $9,572)(e)(h)(i)	0.00%	07/16/2021		10	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	03/19/2024		2,444	1,753,838
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	4.91%	03/11/2026		1,150	1,039,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
Seadrill Operating L.P.
Revolver Loan (6 mo. USD LIBOR + 10.00%)(e)	11.00%	02/21/2021		$175	$175,362
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021		6,198	914,257
Southcross Energy Partners L.P., Revolver Loan(e)(f)	0.00%	01/31/2025		79	74,105
					23,267,684

Publishing–1.61%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.16%	04/11/2025		559	537,888
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		3,094	2,570,587
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.76%	08/21/2026		1,909	1,743,128
Nielsen Finance LLC
Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.16%	10/04/2023		77	75,245
Term Loan B-5(d)	-	06/30/2025		2,151	2,163,786
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.66%	10/17/2026		611	605,714
					7,696,348

Radio & Television–1.67%
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.66%	01/02/2026		171	168,080
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.41%	01/17/2024		119	116,926
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.41%	01/17/2024		465	455,257
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.91%	09/18/2026		5,552	5,465,499
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	01/03/2024		21	20,879
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.66%	09/30/2026		1,790	1,749,066
					7,975,707

Rail Industries–0.11%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.31%	12/30/2026		533	525,449

Retailers (except Food & Drug)–1.53%
Action Holding B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.50%	01/18/2027	EUR	450	525,115
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	6.81%	12/18/2026		344	274,299
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023		3,293	2,832,864
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022		3,677	3,675,674
					7,307,952

Surface Transport–0.52%
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.07%	10/12/2024		321	300,328
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		163	160,816
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	06/26/2021		1,662	1,537,811
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.65%	02/24/2025		475	469,443
					2,468,398

Telecommunications–8.67%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.41%	03/15/2027		6,331	6,135,572
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		1,212	1,030,443
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		7	6,126
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/05/2023		1,774	1,735,480
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)(h)	4.50%	06/15/2024		3,983	4,031,644
GCI Holdings, Inc., Term Loan B(d)	-	02/02/2022		552	545,029
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/16/2024		577	575,127
Inmarsat Finance PLC (United Kingdom), Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026		1,072	1,046,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Telecommunications–(continued)
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(h)	6.50%	07/13/2021		$105	$107,754
DIP Term Loan(f)(h)	0.00%	07/13/2021		106	107,754
Term Loan B-3 (1 mo. USD LIBOR + 4.75%)(h)	8.00%	11/27/2023		2,022	2,042,687
Term Loan B-5 (1 mo. USD LIBOR + 8.63%)(h)	8.63%	01/02/2024		1,409	1,430,087
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026		213	214,193
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.91%	03/01/2027		4,790	4,650,516
Masmovil (Lorca Finco PLC) (Spain), Term Loan B(d)	-	07/02/2027	EUR	611	719,441
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 2.25%)	1.91%	08/15/2026		14	13,773
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.65%	11/30/2025		2,013	1,714,621
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.90%	11/30/2026		1,024	542,354
MTN Infrastructure TopCo, Inc.
Incremental Term Loan(d)	-	11/17/2024		745	741,491
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	11/15/2024		775	762,760
Project Jerico (France), Term Loan B(d)	-	11/22/2026	EUR	309	353,631
Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	02/01/2024		224	221,235
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	04/11/2025		376	367,678
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.00%	03/09/2023		1,302	1,032,922
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.91%	12/07/2026		6,201	6,029,888
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	6.57%	05/02/2023		2,726	2,307,630
Windstream Services LLC
DIP Term Loan (1 mo. USD LIBOR + 2.50%)(h)	2.66%	02/26/2021		1,354	1,342,440
Term Loan B(h)	7.25%	08/15/2027		1,547	1,514,687
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.16%	02/20/2027		31	30,524
					41,353,693

Utilities–5.75%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)(e)	4.21%	10/25/2025		11	9,993
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025		103	102,114
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022		650	624,326
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		435	428,386
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.00%)	2.16%	01/15/2025		105	102,025
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.25%)	2.41%	01/15/2024		3,627	3,559,093
Term Loan (2 mo. USD LIBOR + 2.25%)	2.41%	04/05/2026		5,552	5,445,446
Term Loan B-10 (1 mo. USD LIBOR + 2.00%)	2.16%	08/12/2026		2,153	2,094,664
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		1,581	1,572,831
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	12/17/2021		1,892	1,884,570
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.25%	12/19/2022		555	540,246
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026		2,989	2,964,075
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026		1,715	1,638,830
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.16%	08/28/2025		66	65,572
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	4.26%	08/14/2026		606	539,067
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		2,643	2,252,573
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		149	127,049
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		1,394	1,378,171
Pike Corp., Term Loan B(d)	-	07/24/2026		151	151,234
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025		516	500,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Utilities–(continued)
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.41%	03/27/2026	$752	$698,226
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.41%	03/27/2026	80	73,931
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.91%	12/31/2025	693	683,425
				27,435,982
Total Variable Rate Senior Loan Interests (Cost $512,683,068)				482,837,588

U.S. Dollar Denominated Bonds & Notes–11.70%

Aerospace & Defense–0.79%
TransDigm, Inc.(j)	8.00%	12/15/2025	1,270	1,382,395
TransDigm, Inc.(j)	6.25%	03/15/2026	2,253	2,380,216
				3,762,611

Air Transport–0.57%
Delta Air Lines, Inc.(j)	7.00%	05/01/2025	579	634,479
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025	1,477	1,253,654
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(j)	6.50%	06/21/2027	729	761,805
Park Aerospace Holdings Ltd. (Ireland)(j)	5.25%	08/15/2022	64	63,566
				2,713,504

Automotive–0.27%
Allison Transmission, Inc.(j)	5.88%	06/01/2029	531	582,170
Clarios Global L.P./Clarios US Finance Co.(j)	6.25%	05/15/2026	311	330,437
IHO Verwaltungs GmbH (Germany)(j)	4.75%	09/15/2026	350	356,057
				1,268,664

Building & Development–0.17%
American Builders & Contractors Supply Co., Inc.(j)	4.00%	01/15/2028	486	501,401
Beacon Roofing Supply, Inc.(j)	4.50%	11/15/2026	175	180,415
Forterra Finance LLC/FRTA Finance Corp.(j)	6.50%	07/15/2025	113	120,486
				802,302

Business Equipment & Services–0.77%
Dun & Bradstreet Corp. (The)(j)	6.88%	08/15/2026	295	320,628
Prime Security Services Borrower LLC(j)	3.38%	08/31/2027	981	979,931
Prime Security Services Borrower LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026	2,132	2,360,582
				3,661,141

Cable & Satellite Television–1.29%
Altice Financing S.A. (Luxembourg)(j)	5.00%	01/15/2028	194	199,590
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026	854	912,456
Altice France S.A. (France)(j)	5.50%	01/15/2028	328	345,015
CSC Holdings LLC(j)	5.75%	01/15/2030	180	196,426
CSC Holdings LLC(j)	5.50%	05/15/2026	2,666	2,799,860
Numericable-SFR S.A. (France)(j)	8.13%	02/01/2027	832	928,633
Virgin Media Secured Finance PLC (United Kingdom)(j)	5.50%	08/15/2026	554	585,162
Ziggo B.V. (Netherlands)(j)	5.50%	01/15/2027	188	197,937
				6,165,079

Containers & Glass Products–0.57%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.13%	08/15/2026	1,082	1,130,095
Berry Global, Inc.(j)	4.88%	07/15/2026	1,075	1,143,311
Mauser Packaging Solutions Holding Co.(j)	5.50%	04/15/2024	240	243,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Containers & Glass Products–(continued)
Reynolds Group Issuer, Inc./LLC(j)	5.13%	07/15/2023	$179	$181,855
				2,699,211

Drugs–0.02%
Catalent Pharma Solutions, Inc.(j)	5.00%	07/15/2027	103	108,839

Electronics & Electrical–3.00%
CommScope, Inc.(j)	5.50%	03/01/2024	163	168,520
CommScope, Inc.(j)	8.25%	03/01/2027	506	548,375
CommScope, Inc.(j)	6.00%	03/01/2026	2,357	2,507,412
Dell International LLC/EMC Corp.(j)	6.10%	07/15/2027	235	276,800
Dell International LLC/EMC Corp.(j)	5.85%	07/15/2025	429	503,907
Dell International LLC/EMC Corp.(j)	6.20%	07/15/2030	1,152	1,397,849
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026	2,538	2,873,832
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029	3,877	4,424,915
Diebold Nixforf, Inc.(j)	9.38%	07/15/2025	1,078	1,161,545
Riverbed Technology, Inc.(j)	8.88%	03/01/2023	664	468,120
				14,331,275

Food Service–0.25%
eG Global Finance PLC (United Kingdom) (1 mo. USD LIBOR + 4.75%)(j)	4.91%	02/07/2025	865	895,907
New Red Finance, Inc. (Canada)(j)	5.75%	04/15/2025	277	296,132
				1,192,039

Health Care–0.02%
IQVIA, Inc.(j)	5.00%	05/15/2027	117	123,385

Industrial Equipment–0.69%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(j)	7.38%	08/15/2026	2,987	2,397,067
Vertical Holdco GmbH (Germany)(j)	7.63%	07/15/2028	402	424,864
Vertical US Newco, Inc. (Germany)(j)	5.25%	07/15/2027	442	461,338
				3,283,269

Leisure Goods, Activities & Movies–0.13%
AMC Entertainment Holdings, Inc.(j)	10.50%	04/15/2025	415	366,237
Seaworld Parks & Entertainment, Inc.(j)	8.75%	05/01/2025	231	244,716
				610,953

Lodging & Casinos–0.80%
Caesars Entertainment, Inc.(j)	6.25%	07/01/2025	1,962	2,079,141
ESH Hospitality, Inc.(j)	5.25%	05/01/2025	755	767,439
ESH Hospitality, Inc.(j)	4.63%	10/01/2027	973	974,197
				3,820,777

Oil & Gas–0.00%
Pacific Drilling S.A. (Luxembourg)(j)	8.38%	10/01/2023	48	10,469

Publishing–0.54%
Clear Channel Worldwide Holdings, Inc.(j)	5.13%	08/15/2027	2,569	2,598,672

Radio & Television–0.91%
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)	5.38%	08/15/2026	2,991	2,340,203
iHeartCommunications, Inc.	8.38%	05/01/2027	200	200,912
iHeartCommunications, Inc.	6.38%	05/01/2026	637	664,010
iHeartCommunications, Inc.(j)	4.75%	01/15/2028	194	186,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Radio & Television–(continued)
iHeartCommunications, Inc.(j)	5.25%	08/15/2027	$427	$426,654
Nexstar Broadcasting, Inc.(j)	5.63%	07/15/2027	491	518,774
				4,336,655

Telecommunications–0.76%
CenturyLink, Inc.(j)	4.00%	02/15/2027	1,254	1,275,945
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(j)	6.75%	10/01/2026	341	352,611
Goodman Networks, Inc.	8.00%	05/11/2022	1,869	990,886
Windstream Escrow LLC / Windstream Escrow Finance Corp.(j)	7.75%	08/15/2028	1,007	1,009,729
Windstream Services LLC/Windstream Finance Corp.(h)(j)	9.00%	06/30/2025	18	1,080
				3,630,251

Utilities–0.15%
Calpine Corp.(j)	4.50%	02/15/2028	165	171,323
Calpine Corp.(j)	5.25%	06/01/2026	402	420,381
Vistra Operations Co. LLC(j)	4.30%	07/15/2029	105	114,182
				705,886
Total U.S. Dollar Denominated Bonds & Notes (Cost $58,149,059)				55,824,982
			Shares

Common Stocks & Other Equity Interests–5.52%(k)
Aerospace & Defense–1.25%
IAP Worldwide Services, Inc.(e)(l)			342	5,954,481
Automotive–0.06%
ThermaSys Corp.(l)			676,996	160,786
Transtar Holding Co., Class A(l)			2,935,894	145,327
				306,113

Building & Development–0.11%
Five Point Holdings LLC, Class A(l)			98,198	510,630
Lake at Las Vegas Joint Venture LLC, Class A(e)(l)			780	0
Lake at Las Vegas Joint Venture LLC, Class B(e)(l)			9	0
				510,630

Business Equipment & Services–0.05%
Checkout Holding Corp.(l)			6,741	5,056
Crossmark Holdings, Inc.(l)			4,048	237,841
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)(l)			744	0
				242,897

Conglomerates–0.00%
Euramax International, Inc.(e)(l)			3,272	0

Drugs–0.03%
Envigo RMS Holding Corp., Class B(e)(l)			18,639	149,858

Financial Intermediaries–0.00%
RJO Holdings Corp.(e)(l)			2,851	2,851
RJO Holdings Corp., Class A(e)(l)			2,314	2,314
RJO Holdings Corp., Class B(e)(l)			3,000	30
				5,195

Health Care–0.00%
New Millennium Holdco(e)(l)			136,135	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Loan Fund

	Shares	Value
Lodging & Casinos–0.45%
Caesars Entertainment, Inc.(l)	8,413	$385,315
Twin River Worldwide Holdings, Inc.	72,757	1,741,075
		2,126,390

Oil & Gas–0.37%
AF Global, Inc.(l)	498	9,960
Fieldwood Energy LLC(l)	18,762	1,876
Fieldwood Energy LLC(l)	5,065	507
HGIM Corp.(l)	2,553	15,318
HGIM Corp., Wts., expiring 07/02/2043(l)	11,411	68,466
McDermott International Ltd.(l)	210,471	620,890
NexTier Oilfield Solutions, Inc.(l)	44,006	110,895
Pacific Drilling S.A.(l)	1	0
Paragon Offshore Finance Co., Class A(k)(l)	2,645	794
Paragon Offshore Finance Co., Class B(k)(l)	1,323	8,599
Samson Investment Co., Class A(l)	84,254	337,016
Southcross Energy Partners L.P.(l)	46,172	6,464
Transocean Ltd.(l)	191,873	234,085
Tribune Resources, Inc.(l)	382,888	335,027
Tribune Resources, Inc., Wts. expiring 04/03/2023(l)	99,132	2,974
		1,752,871

Publishing–1.65%
Clear Channel Outdoor Holdings, Inc.(l)	264,909	309,944
F&W Publications, Inc.(e)(l)	18,385	0
MC Communications LLC(e)(l)	739,818	0
Merrill Communications LLC, Class A(e)(l)	326,686	7,503,977
Tribune Publishing Co.	4,756	53,981
		7,867,902

Radio & Television–0.18%
iHeartCommunications, Inc., Class A(l)	19,360	178,499
iHeartCommunications, Inc., Class B(l)	17	132
iHeartCommunications, Inc., Wts., expiring 05/01/2039(l)	93,283	707,412
		886,043

Retailers (except Food & Drug)–0.10%
Claire’s Stores, Inc.(l)	446	169,201
Fullbeauty Brands Holdings Corp.(l)	2,311	3,467
Payless, Inc., Class A(e)(l)	82,769	828
Toys ’R’ Us-Delaware, Inc.(l)	16	435
Toys ’R’ Us-Delaware, Inc.(l)	17	41,827
Vivarte S.A.S.(e)(l)	233,415	241,499
		457,257

Surface Transport–0.30%
Commercial Barge Line Co.(l)	4,992	207,168
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045(l)	19,526	512,557
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045(l)	15,234	495,105
Commercial Barge Line Co., Wts., expiring 04/27/2045(l)	5,248	208,608
		1,423,438

Telecommunications–0.00%
Goodman Networks, Inc.(e)(l)	117,618	0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Loan Fund

			Shares	Value
Telecommunications–(continued)
IDW Media Holdings, Inc.(l)			1,270	$4,191
				4,191

Utilities–0.97%
Vistra Corp.			219,648	4,223,831
Vistra Operations Co. LLC(e)(l)			527,664	0
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(l)			357,798	393,578
				4,617,409
Total Common Stocks & Other Equity Interests (Cost $48,421,634)				26,304,675
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–1.89%

Automotive–0.15%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(j)(m)	4.88%	04/15/2024	EUR 641	703,192

Building & Development–0.06%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(m)	5.13%	11/15/2022	EUR 100	96,213
Haya Finance 2017 S.A. (Spain)(j)	5.25%	11/15/2022	EUR 198	189,950
				286,163

Cable & Satellite Television–0.19%
Altice Financing S.A. (Luxembourg)(j)	3.00%	01/15/2028	EUR 260	297,614
Altice Finco S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR 542	613,046
				910,660

Electronics & Electrical–0.09%
Diebold Nixdorf Dutch Holding B.V.(j)	9.00%	07/15/2025	EUR 353	447,427

Financial Intermediaries–0.49%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(j)(m)	5.00%	08/01/2024	EUR 200	200,343
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(j)(m)	6.38%	06/14/2024	EUR 298	359,441
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(j)(m)	4.50%	09/01/2023	EUR 566	627,734
Newday Bondco PLC (United Kingdom)(j)	7.38%	02/01/2024	GBP 261	314,876
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(m)	7.05%	02/01/2023	GBP 691	848,025
				2,350,419

Home Furnishings–0.53%
Very Group Funding PLC (The) (United Kingdom)(j)	7.75%	11/15/2022	GBP 1,952	2,522,576

Industrial Equipment–0.25%
Vertical Holdco GmbH (Germany)(j)	6.63%	07/15/2028	EUR 275	343,676
Vertical Midco GmbH (Germany) (3 mo. EURIBOR + 4.75%)(j)(m)	4.75%	07/15/2027	EUR 688	831,801
				1,175,477

Lodging & Casinos–0.13%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(j)(m)	5.46%	07/15/2025	GBP 628	617,017
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,060,618)				9,012,931
Asset-Backed Securities–1.18%

Structured Products–1.18%
Avoca CLO XVII DAC, Series 17A, Class E-R (United Kingdom) (3 mo. EURIBOR + 6.38%)(j)(m)	6.38%	10/15/2032	EUR 342	371,645
Clontarf Park CLO DAC, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(j)(m)	5.10%	08/05/2030	EUR 136	149,301
Diamond CLO Ltd., Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(j)(m)	3.84%	04/25/2029	$1,080	1,071,812
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A2 (3 mo. USD LIBOR + 2.50%)(j)(m)	2.78%	07/15/2030	1,150	1,094,374
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(j)(m)	4.99%	10/25/2028	1,220	1,220,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Structured Products–(continued)
OCP Euro CLO, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(j)(m)	5.00%	01/15/2032	EUR	153	$167,648
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.85%)(j)(m)	5.13%	04/15/2026		$1,741	1,556,767
Total Asset-Backed Securities (Cost $5,822,166)					5,631,553

				Shares
Preferred Stocks–0.36%(k)

Automotive–0.02%
ThermaSys Corp., Series A				144,220	107,256

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2(e)				584	5,840
Oil & Gas–0.07%
Southcross Energy Partners L.P., Series A, Pfd.				292,193	204,535
Southcross Energy Partners L.P., Series B, Pfd.				84,193	115,766
					320,301

Surface Transport–0.25%
Commercial Barge Line Co., Series A, Pfd.				18,575	487,594
Commercial Barge Line Co., Series B, Pfd.				21,691	704,957
					1,192,551

Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(e)				139,938	0

Utilities–0.02%
Genie Energy Ltd., Pfd.				7,632	66,513
Total Preferred Stocks (Cost $2,053,576)					1,692,461
TOTAL INVESTMENTS IN SECURITIES(n) –121.88% (Cost $636,190,121)					581,304,190
BORROWINGS–(17.30)%					(82,500,000)
OTHER ASSETS LESS LIABILITIES–(4.58)%					(21,836,756)
NET ASSETS–100.00%					$476,967,434

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
DAC	- Designated Activity Co.
DIP	- Debtor-in-Possession
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
Jr.	- Junior
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
Rts.	- Rights
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after August 31, 2020, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $4,297,425, which represented less than 1% of the Fund’s Net Assets.

(j)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $67,360,004, which represented 14.12% of the Fund’s Net Assets.

(k)	Acquired as part of a bankruptcy restructuring.
(l)	Non-income producing security.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Open Forward Foreign Currency Contracts
			Contract to			Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
Currency Risk
09/15/2020	Barclays Bank PLC	USD	13,411,216	EUR	11,388,987	$183,671
09/15/2020	Barclays Bank PLC	USD	1,798,315	GBP	1,372,345	36,326
09/15/2020	Canadian Imperial Bank of Commerce	USD	13,424,448	EUR	11,388,981	170,431
09/15/2020	Citibank, N.A.	USD	1,796,619	GBP	1,371,196	36,485
09/15/2020	J.P. Morgan Chase Bank, N.A.	USD	1,798,248	GBP	1,372,345	36,392
09/15/2020	Royal Bank of Canada	USD	13,724,986	EUR	11,650,964	182,619
Subtotal-Appreciation						645,924

Currency Risk
09/15/2020	Bank of America Merrill Lynch	EUR	11,309,867	USD	12,833,509	(666,932)
09/15/2020	Bank of America Merrill Lynch	GBP	1,368,775	USD	1,729,935	(99,933)
09/15/2020	Barclays Bank PLC	EUR	370,561	USD	436,499	(5,835)
09/15/2020	Barclays Bank PLC	GBP	1,378,336	USD	1,741,927	(100,722)
10/15/2020	Barclays Bank PLC	EUR	11,339,038	USD	13,360,846	(183,443)
10/15/2020	Barclays Bank PLC	GBP	1,369,445	USD	1,794,766	(36,343)
10/15/2020	Canadian Imperial Bank of Commerce	EUR	11,339,032	USD	13,374,133	(170,148)
10/15/2020	Citibank, N.A.	GBP	1,378,290	USD	1,806,175	(36,761)
10/15/2020	J.P. Morgan Chase Bank, N.A.	GBP	1,369,445	USD	1,794,711	(36,397)
10/15/2020	Morgan Stanley Capital Services LLC	GBP	56,984	USD	74,714	(1,480)
09/15/2020	Royal Bank of Canada	EUR	11,420,508	USD	12,985,990	(646,522)
10/15/2020	Royal Bank of Canada	EUR	11,575,354	USD	13,649,210	(177,353)
10/15/2020	State Street Bank & Trust Co.	GBP	54,825	USD	71,671	(1,636)
09/15/2020	Toronto Dominion Bank	EUR	11,327,996	USD	12,853,674	(668,409)
09/15/2020	Toronto Dominion Bank	GBP	1,368,775	USD	1,729,973	(99,895)
Subtotal-Depreciation						(2,931,809)
Total Forward Foreign Currency Contracts						$(2,285,885)

Abbreviations:

EUR -Euro
GBP -British Pound Sterling
USD -U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Senior Loan Fund

Portfolio Composition*

By credit quality, based on total investments

as of August 31, 2020

AA	0.2%
A	0.2
BBB	0.1
BBB-	9.7
BB+	6.1
BB	8.0
BB-	10.7
B+	12.6
B	17.4
B-	15.0
CCC+	3.8
CCC	1.7
CCC-	0.3
CC	0.1
D	0.4
Non-Rated	8.9
Equity	4.8

*

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $636,190,121)	$581,304,190
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	645,924
Cash	2,179,343
Foreign currencies, at value (Cost $2,731,997)	2,751,772
Receivable for:
Investments sold	27,186,285
Fund shares sold	50,586
Interest	3,881,511
Investments matured, at value (Cost $22,263,979)	756,790
Investment for trustee deferred compensation and retirement plans	48,094
Other assets	25,613
Total assets	618,830,108

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	2,931,809
Payable for:
Borrowings	82,500,000
Investments purchased	47,085,607
Dividends	558,818
Fund shares reacquired	365
Accrued fees to affiliates	377,559
Accrued interest expense	270,123
Accrued trustees’ and officers’ fees and benefits	3,518
Accrued other operating expenses	931,063
Trustee deferred compensation and retirement plans	98,750
Unfunded loan commitments	7,105,062
Total liabilities	141,862,674
Net assets applicable to common shares	$476,967,434

Net assets applicable to common shares consist of:
Shares of beneficial interest	$755,341,808
Distributable earnings (loss)	(278,374,374)
$476,967,434
Net Assets:
Class A	$62,322,123
Class C	$48,496,402
Class Y	$1,750,546
Class IB	$337,280,280
Class IC	$27,118,083

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Class A	10,361,958
Class C	8,042,310
Class Y	290,736
Class IB	56,073,314
Class IC	4,508,768

Class A:
Net asset value per share	$6.01
Maximum offering price per share (Net asset value of $6.01 ÷ 96.75%)	$6.21

Class C:
Net asset value and offering price per share	$6.03

Class Y:
Net asset value and offering price per share	$6.02

Class IB:
Net asset value and offering price per share	$6.01

Class IC:
Net asset value and offering price per share	$6.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$14,089,646
Dividends (net of foreign withholding taxes of $3,267)	101,332
Total investment income	14,190,978

Expenses:
Advisory fees	2,140,455
Administrative services fees	586,166
Custodian fees	59,546
Distribution fees:
Class A	79,459
Class C	250,861
Class IC	20,139
Interest, facilities and maintenance fees	871,921
Transfer agent fees	267,141
Trustees’ and officers’ fees and benefits	10,504
Registration and filing fees	19,415
Reports to shareholders	339,524
Professional services fees	65,141
Taxes	59,473
Other	(27,661)
Total expenses	4,742,084
Net investment income	9,448,894

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(18,978,775)
Foreign currencies	(195,146)
Forward foreign currency contracts	45,243
(19,128,678)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(5,695,213)
Foreign currencies	(149,688)
Forward foreign currency contracts	(2,711,727)
(8,556,628)
Net realized and unrealized gain (loss)	(27,685,306)
Net increase (decrease) in net assets resulting from operations	$(18,236,412)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2020 and the year ended February 29, 2020

(Unaudited)

	August 31, 2020	February 29, 2020
Operations:
Net investment income	$9,448,894	$28,017,608
Net realized gain (loss)	(19,128,678)	3,468,937
Change in net unrealized appreciation (depreciation)	(8,556,628)	(26,780,240)
Net increase (decrease) in net assets resulting from operations	(18,236,412)	4,706,305

Distributions to shareholders from distributable earnings:
Class A	(1,557,842)	(4,081,338)
Class C	(1,039,237)	(2,665,722)
Class Y	(47,667)	(133,669)
Class IB	(8,569,005)	(20,293,690)
Class IC	(669,304)	(1,587,124)
Total distributions from distributable earnings	(11,883,055)	(28,761,543)

Share transactions–net:
Class A	(7,815,448)	(12,614,731)
Class C	(6,496,802)	(16,871,670)
Class Y	(487,388)	(347,160)
Class IB	(14,942,283)	(43,840,308)
Class IC	(1,050,604)	(5,773,966)
Net increase (decrease) in net assets resulting from share transactions	(30,792,525)	(79,447,835)
Net increase (decrease) in net assets	(60,911,992)	(103,503,073)

Net assets:
Beginning of period	537,879,426	641,382,499
End of period	$476,967,434	$537,879,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Senior Loan Fund

Statement of Cash Flows

For the six months ended August 31, 2020

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(18,236,412)

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(149,439,222)
Proceeds from sales of investments	194,378,452
Proceeds from sales of short-term investments, net	2,796,220
Amortization of premium on investment securities	478,456
Accretion of discount on investment securities	(739,930)
Increase in receivables and other assets	(663,813)
Increase in accrued expenses and other payables	214,170
Net realized loss from investment securities	19,103,708
Net change in unrealized depreciation on investment securities	5,695,213
Net change in unrealized depreciation of forward foreign currency contracts	2,711,727
Net cash provided by operating activities	56,298,569

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(4,892,218)
Proceeds from shares of beneficial interest sold	2,128,598
Repayment of borrowings	(32,500,000)
Disbursements from shares of beneficial interest reacquired	(40,317,377)
Net cash provided by (used in) financing activities	(75,580,997)
Net decrease in cash and cash equivalents	(19,282,428)
Cash and cash equivalents at beginning of period	24,213,543
Cash and cash equivalents at end of period	$4,931,115

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$7,317,634

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$827,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco Senior Loan Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)	Total borrowings (000’s omitted)	Asset Coverage per $1,000 unit of senior indebtedness (d)
Class A
Six months ended 08/31/20	$6.34	$0.11	$(0.30)	$(0.19)	$(0.14)	$-	$(0.14)	$6.01	(2.83	)%(e)	$62,322	2.09	%(e)(f)	2.09	%(e)(f)	1.73	%(e)(f)	3.88	%(e)(f)	25%	$82,500	$6,781
Year ended 02/29/20	6.61	0.30	(0.26)	0.04	(0.31)	-	(0.31)	6.34	0.58	(e)	74,640	2.41	(e)	2.41	(e)	1.66	(e)	4.62	(e)	55	115,000	5,677
Year ended 02/28/19	6.72	0.28	(0.10)	0.18	(0.29)	-	(0.29)	6.61	3.19	(e)	90,789	2.46	(e)	2.46	(e)	1.71	(e)	4.25	(e)	44	160,000	5,009
Year ended 02/28/18	6.68	0.26	0.05	0.31	(0.26)	(0.01)	(0.27)	6.72	4.79	(e)	108,897	2.24	(e)	2.24	(e)	1.73	(e)	3.88	(e)	53	170,000	5,354
Year ended 02/28/17	5.81	0.34	0.86	1.20	(0.32)	(0.01)	(0.33)	6.68	20.97	(e)	121,627	2.06	(e)	2.06	(e)	1.67	(e)	5.34	(e)	73	150,000	6,617
Year ended 02/29/16	6.76	0.38	(0.94)	(0.56)	(0.39)	-	(0.39)	5.81	(8.65	)(e)	115,036	1.98	(e)	1.98	(e)	1.68	(e)	5.82	(e)	51	150,000	6,346
Class C
Six months ended 08/31/20	6.36	0.09	(0.30)	(0.21)	(0.12)	-	(0.12)	6.03	(3.19	)(e)	48,496	2.84	(e)(f)	2.84	(e)(f)	2.47	(e)(f)	3.13	(e)(f)	25	82,500	6,781
Year ended 02/29/20	6.63	0.25	(0.26)	(0.01)	(0.26)	-	(0.26)	6.36	(0.16	)(e)	58,449	3.16	(e)	3.16	(e)	2.41	(e)	3.87	(e)	55	115,000	5,677
Year ended 02/28/19	6.73	0.23	(0.09)	0.14	(0.24)	-	(0.24)	6.63	2.50	(e)	77,951	3.21	(e)	3.21	(e)	2.46	(e)	3.50	(e)	44	160,000	5,009
Year ended 02/28/18	6.70	0.21	0.04	0.25	(0.21)	(0.01)	(0.22)	6.73	3.86	(e)	95,894	2.99	(e)	2.99	(e)	2.48	(e)	3.13	(e)	53	170,000	5,354
Year ended 02/28/17	5.82	0.29	0.87	1.16	(0.27)	(0.01)	(0.28)	6.70	20.24	(e)	117,699	2.81	(e)	2.81	(e)	2.42	(e)	4.59	(e)	73	150,000	6,617
Year ended 02/29/16	6.77	0.33	(0.94)	(0.61)	(0.34)	-	(0.34)	5.82	(9.38	)(e)	116,229	2.73	(e)	2.73	(e)	2.43	(e)	5.07	(e)	51	150,000	6,346
Class Y
Six months ended 08/31/20	6.34	0.12	(0.29)	(0.17)	(0.15)	-	(0.15)	6.02	(2.55)		1,751	1.84	(f)	1.84	(f)	1.47	(f)	4.13	(f)	25	82,500	6,781
Year ended 02/29/20	6.61	0.32	(0.26)	0.06	(0.33)	-	(0.33)	6.34	0.83		2,436	2.16		2.16		1.41		4.87		55	115,000	5,677
Year ended 02/28/19	6.72	0.30	(0.10)	0.20	(0.31)	-	(0.31)	6.61	3.47		2,894	2.21		2.21		1.46		4.50		44	160,000	5,009
Year ended 02/28/18	6.68	0.28	0.05	0.33	(0.28)	(0.01)	(0.29)	6.72	5.05		2,161	1.99		1.99		1.48		4.13		53	170,000	5,354
Year ended 02/28/17	5.81	0.36	0.85	1.21	(0.33)	(0.01)	(0.34)	6.68	21.27		2,037	1.81		1.81		1.42		5.59		73	150,000	6,617
Year ended 02/29/16	6.77	0.40	(0.95)	(0.55)	(0.41)	-	(0.41)	5.81	(8.53)		1,108	1.73		1.73		1.43		6.07		51	150,000	6,346
Class IB
Six months ended 08/31/20	6.34	0.12	(0.30)	(0.18)	(0.15)	-	(0.15)	6.01	(2.71)		337,280	1.84	(f)	1.84	(f)	1.47	(f)	4.13	(f)	25	82,500	6,781
Year ended 02/29/20	6.61	0.32	(0.26)	0.06	(0.33)	-	(0.33)	6.34	0.83		372,576	2.16		2.16		1.41		4.87		55	115,000	5,677
Year ended 02/28/19	6.72	0.30	(0.10)	0.20	(0.31)	-	(0.31)	6.61	3.46		432,894	2.21		2.21		1.46		4.50		44	160,000	5,009
Year ended 02/28/18	6.69	0.28	0.04	0.32	(0.28)	(0.01)	(0.29)	6.72	4.89		491,279	1.99		1.99		1.48		4.13		53	170,000	5,354
Year ended 02/28/17	5.81	0.36	0.86	1.22	(0.33)	(0.01)	(0.34)	6.69	21.45		552,939	1.81		1.81		1.42		5.59		73	150,000	6,617
Year ended 02/29/16	6.77	0.39	(0.94)	(0.55)	(0.41)	-	(0.41)	5.81	(8.53)		523,422	1.73		1.73		1.43		6.07		51	150,000	6,346
Class IC
Six months ended 08/31/20	6.34	0.12	(0.31)	(0.19)	(0.14)	-	(0.14)	6.01	(2.79	)(e)	27,118	1.99	(e)(f)	1.99	(e)(f)	1.63	(e)(f)	3.98	(e)(f)	25	82,500	6,781
Year ended 02/29/20	6.61	0.31	(0.26)	0.05	(0.32)	-	(0.32)	6.34	0.68	(e)	29,779	2.31	(e)	2.31	(e)	1.56	(e)	4.72	(e)	55	115,000	5,677
Year ended 02/28/19	6.72	0.29	(0.10)	0.19	(0.30)	-	(0.30)	6.61	3.30	(e)	36,854	2.36	(e)	2.36	(e)	1.61	(e)	4.35	(e)	44	160,000	5,009
Year ended 02/28/18	6.69	0.27	0.05	0.32	(0.28)	(0.01)	(0.29)	6.72	4.74	(e)	41,957	2.14	(e)	2.14	(e)	1.63	(e)	3.98	(e)	53	170,000	5,354
Year ended 02/28/17	5.81	0.35	0.86	1.21	(0.32)	(0.01)	(0.33)	6.69	21.28	(e)	46,648	1.96	(e)	1.96	(e)	1.57	(e)	5.44	(e)	73	150,000	6,617
Year ended 02/29/16	6.77	0.38	(0.94)	(0.56)	(0.40)	-	(0.40)	5.81	(8.68	)(e)	43,660	1.88	(e)	1.88	(e)	1.58	(e)	5.92	(e)	51	150,000	6,346

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d)

Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for Class A shares, 1.00% for Class C shares and 0.15% for Class IC shares for the six months ended August 31, 2020 and for each of the years ended February 29, 2020, February 28, 2019, February 28, 2018, February 28, 2017 and February 29, 2016, respectively.

(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $63,040, $49,757, $1,844, $330,507 and $26,631 for Class A, Class C, Class Y, Class IB and Class IC shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco Senior Loan Fund

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in adjustable rate senior loans. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American

33                         Invesco Senior Loan Fund

Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the

34                         Invesco Senior Loan Fund

United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk – The Fund may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the

35                         Invesco Senior Loan Fund

Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.
P.

Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Q.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.900%
Next $1 billion	0.850%
Next $1 billion	0.825%
Next $500 million	0.800%
Over $3 billion	0.775%

For the six months ended August 31, 2020, the effective advisory fee rate incurred by the Fund was 0.90%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. The fees are accrued daily and paid monthly.

36                         Invesco Senior Loan Fund

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended August 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2020, IDI advised the Fund that IDI retained $1,178 in front-end sales commissions from the sale of Class A shares and $0, $20 and $0 from Class A, Class C and Class IC shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Fund are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2020, there were transfers from Level 3 to Level 2 of $6,037,696, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $20,302,550, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$435,991,064	$46,846,524	$482,837,588

U.S. Dollar Denominated Bonds & Notes	–	54,571,328	1,253,654	55,824,982

Common Stocks & Other Equity Interests	8,373,336	4,075,501	13,855,838	26,304,675

Non-U.S. Dollar Denominated Bonds & Notes	–	9,012,931	–	9,012,931

Asset-Backed Securities	–	5,631,553	–	5,631,553

Preferred Stocks	66,513	1,620,108	5,840	1,692,461

Total Investments in Securities	8,439,849	510,902,485	61,961,856	581,304,190

Other Investments - Assets*

Investments Matured	–	–	756,790	756,790

Forward Foreign Currency Contracts	–	645,924	–	645,924

	–	645,924	756,790	1,402,714

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(2,931,809)	–	(2,931,809)

Total Other Investments	–	(2,285,885)	756,790	(1,529,095)

Total Investments	$8,439,849	$508,616,600	$62,718,646	$579,775,095

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

37                         Invesco Senior Loan Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2020:

	Value 02/29/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/20
Variable Rate Senior Loan Interests	$37,381,845	$13,801,426	$(9,594,035)	$44,955	$(29,960)	$(1,517,756)	$12,797,745	$(6,037,696)	$46,846,524
U.S. Dollar Denominated Bonds & Notes	1,695,694	–	(227,133)	–	–	(214,907)	–	–	1,253,654
Common Stocks & Other Equity Interests	8,142,105	–	(2,867,026)	–	(4,981,156)	6,057,110	7,504,805	–	13,855,838
Preferred Stocks	233,604	–	–	–	–	(227,764)	–	–	5,840
Investments Matured	593,174	126,886	(113,706)	–	(13,985)	164,421	–	–	756,790
Total	$48,046,422	$13,928,312	$(12,801,900)	$44,955	$(5,025,101)	$4,261,104	$20,302,550	$(6,037,696)	$62,718,646

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 08/31/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

Merrill Communications LLC, Class A	$7,503,977	Enterprise Value	Multiple Last 12 Months Earnings Before Interest, Taxes, Depreciation, and Amortization	N/A N/A	$10x 116.1million	(a	)

IAP Worldwide Services, Inc.	5,954,481	Enterprise Value	Multiple Last 12 Months Earnings Before Interest, Taxes, Depreciation, and Amortization	N/A N/A	$6x 32.1million	(a	)

(a)

The Fund fair values certain common equity securities using an enterprise value approach, which utilizes a multiple of the company’s last 12 months earnings before interest, taxes, depreciation, and amortization, which is then adjusted for outstanding debt and cash on hand. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2020:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$645,924
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$645,924

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(2,931,809)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(2,931,809)

38                         Invesco Senior Loan Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2020.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America Merrill Lynch	$ -	$ (766,865)	$ (766,865)	$-	$-	$ (766,865)
Barclays Bank PLC	219,997	(326,343)	(106,346)	-	-	(106,346)
Canadian Imperial Bank of Commerce	170,431	(170,148)	283	-	-	283
Citibank, N.A.	36,485	(36,761)	(276)	-	-	(276)
J.P. Morgan Chase Bank, N.A.	36,392	(36,397)	(5)	-	-	(5)
Morgan Stanley Capital Services LLC	-	(1,480)	(1,480)	-	-	(1,480)
Royal Bank of Canada	182,619	(823,875)	(641,256)	-	-	(641,256)
State Street Bank & Trust Co.	-	(1,636)	(1,636)	-	-	(1,636)
Toronto Dominion Bank	-	(768,304)	(768,304)	-	-	(768,304)
Total	$645,924	$(2,931,809)	$(2,285,885)	$-	$-	$(2,285,885)

Effect of Derivative Investments for the six months ended August 31, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$45,243
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(2,711,727)
Total	$(2,666,484)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$140,158,438

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a $240 million revolving credit and security agreement, which will expire on November 13, 2020. The revolving credit agreement is secured by the assets of the Fund.

During the six months ended August 31, 2020, the average daily balance of borrowing under the revolving credit and security agreement was $86,739,130 with a weighted interest rate of 1.01%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

39                         Invesco Senior Loan Fund

NOTE 7–Unfunded Loan Commitments

As of August 31, 2020, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount(a)	Value
Alorica, Inc.	Delayed Draw Term Loan	$446,503	$443,713
EyeCare Partners LLC	Delayed Draw Term Loan	12,917	12,103
Fieldwood Energy LLC	DIP Term Loan	1,331,324	1,331,324
IAP Worldwide Services, Inc.	Revolver Loan	1,751,870	1,751,870
Intelsat Jackson Holdings S.A.	DIP Term Loan	107,754	107,754
Manna Pro Products LLC	Delayed Draw Term Loan	53,991	48,322
McDermott International Ltd.	LOC	2,136,110	1,954,541
MED ParentCo L.P.	Delayed Draw Term Loan	3	3
Southcross Energy Partners L.P.	Revolver Loan	79,256	74,105
Transtar Holding Co.	Delayed Draw Term Loan	170,809	170,809
Unilabs Diagnostics AB	Revolver Loan	EUR 768,492	863,665
USF S&H HoldCo LLC	Delayed Draw Term Loan	453,542	340,157
USF S&H HoldCo LLC	Revolver Loan	8,928	6,696
			$7,105,062

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.

Currency Abbreviations:

EUR	– Euro

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,843,366	$175,356,126	$178,199,492

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2020 was $142,269,033 and $184,878,787, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 23,777,225
Aggregate unrealized (depreciation) of investments	(104,224,296)
Net unrealized appreciation (depreciation) of investments	$ (80,447,071)

Cost of investments for tax purposes is $660,222,166.

NOTE 10–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

40                         Invesco Senior Loan Fund

At the six months ended August 31, 2020, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,136,110	$1,954,541

NOTE 11–Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2020.

		Amount Per Share

Share Class	Record Date	Payable September 30, 2020
Class A	Daily	$0.0180
Class C	Daily	0.0143
Class Y	Daily	0.0192
Class IB	Daily	0.0192
Class IC	Daily	0.0185

NOTE 12–Repurchase of Shares

The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.

The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the offers is for not less than 6% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the year ended August 31, 2020, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 20, 2020	6.0%	1,773,776	2.1%
April 17, 2020	6.0	1,047,606	1.3
May 15, 2020	6.0	1,010,896	1.2
June 19, 2020	6.0	918,912	1.1
July 17, 2020	6.0	1,035,698	1.3
August 21, 2020	6.0	1,205,961	1.5

NOTE 13–Share Information

	Summary of Share Activity
	Six months ended August 31, 2020(a)		Year ended February 29, 2020

	Shares	Amount	Shares	Amount

Sold:
Class A	322,206	$1,841,944	1,400,856	$9,267,405
Class C	15,693	91,122	130,648	853,507
Class Y	26,395	154,763	39,419	260,113
Class IB	14,943	89,670	18,150	119,471
Class IC	235	1,685	-	-
Issued as reinvestment of dividends:
Class A	162,841	931,057	367,446	2,391,189
Class C	114,451	655,838	257,010	1,676,657
Class Y	4,044	23,153	12,188	79,326
Class IB	918,211	5,254,468	1,875,635	12,206,283
Class IC	79,188	453,118	161,949	1,053,913

41                         Invesco Senior Loan Fund

	Summary of Share Activity
	Six months ended August 31, 2020(a)		Year ended February 29, 2020

	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,890,883)	$(10,588,449)	(3,727,402)	$(24,273,325)
Class C	(1,279,415)	(7,243,762)	(2,952,003)	(19,401,834)
Class Y	(123,806)	(665,304)	(105,111)	(686,599)
Class IB	(3,595,228)	(20,286,421)	(8,600,409)	(56,166,062)
Class IC	(265,608)	(1,505,407)	(1,038,870)	(6,827,879)
Net increase (decrease) in share activity	(5,496,733)	$(30,792,525)	(12,160,494)	$(79,447,835)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 14–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

42                         Invesco Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]
Class A	$1,000.00	$970.10	$10.38	$1,014.67	$10.61	2.09%
Class C	1,000.00	968.10	14.09	1,010.89	14.39	2.84
Class Y	1,000.00	973.00	9.15	1,015.93	9.35	1.84
Class IB	1,000.00	971.40	9.14	1,015.93	9.35	1.84
Class IC	1,000.00	970.60	9.88	1,015.17	10.11	1.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

43                         Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Invesco Senior Loan Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe comprised of all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution and against the Credit Suisse Leveraged Loan Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three

44                         Invesco Senior Loan Fund

year periods and reasonably comparable to the performance of the Index for the five year period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds, and further noted that the Fund is unique relative to its peers in that it is a closed-end interval fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions. The Board noted that the Fund’s overall credit selection and certain equity holdings detracted from the Fund’s performance. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted there were only two funds (including the Fund) in the expense group. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were each ranked second out of two funds (including the Fund) in its expense group and discussed with management reasons for such relative actual and contractual management fees.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2019.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

45                         Invesco Senior Loan Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-05845	Invesco Distributors, Inc.	VK-SLO-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 14, 2020, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Loan Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 6, 2020